Note 17	12 Months Ended
Dec. 31, 2023
Tangible Assets [Abstract]
Disclosure of tangible assets [Text Block]	Tangible assets
The breakdown and movement of the balance and changes of this heading in the consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type of assets and changes in the year 2023 (Millions of Euros)
		Land and buildings	Work in progress	Furniture, fixtures and vehicles	Right to use asset		Investment Properties	Assets leased out under an operating lease	Total
	Notes				Own use	Investment Properties
Cost
Balance at the beginning		6,255	93	5,833	1,871	214	242	582	15,089
Additions		270	190	549	499	10	39	238	1,795
Retirements		(19)	(4)	(117)	(195)	—	(10)	(4)	(349)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		12	(72)	41	(18)	15	—	—	(22)
Exchange difference and other		(113)	(8)	118	55	—	(115)	(16)	(79)
Balance at the end		6,405	199	6,424	2,212	238	156	800	16,432

Accrued depreciation
Balance at the beginning		1,064	—	4,204	653	70	23	52	6,066
Additions	45	121	—	426	296	21	3	—	867
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(9)	—	(73)	(26)	—	(1)	(1)	(111)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(2)	—	(7)	(5)	3	1	—	(11)
Exchange difference and other		52	—	57	(12)	—	(9)	(3)	85
Balance at the end		1,226	—	4,606	906	93	17	49	6,896
		—	—	—	—	—	—
Impairment
Balance at the beginning		154	—	—	65	50	17	—	286
Additions	49	15	—	1	(14)	12	2	—	16
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		—	—	—	—	—	—	—	—
Exchange difference and other		(3)	—	(1)	(11)	—	(3)	—	(18)
Balance at the end		166	—	—	40	61	15	—	283
Net tangible assets

Balance at the beginning		5,036	93	1,629	1,153	94	201	530	8,737
Balance at the end		5,013	199	1,817	1,266	84	124	751	9,253

Tangible assets. Breakdown by type of assets and changes in the year 2022 (Millions of Euros)
					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties
Cost
Balance at the beginning		4,350	67	5,388	3,154	162	147	267	13,535
Additions		366	71	475	578	19	95	122	1,726
Retirements		(4)	—	(140)	(1,620)	(1)	(19)	—	(1,784)
Acquisition of subsidiaries in the year ⁽¹⁾		1,392	—	—	—	—	—	—	1,392
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(21)	(54)	(40)	(274)	33	(4)	—	(360)
Exchange difference and other ⁽²⁾		171	9	150	32	—	23	193	580
Balance at the end		6,255	93	5,833	1,871	214	242	582	15,089

Accrued depreciation
Balance at the beginning		900	—	3,833	811	47	17	33	5,641
Additions	45	108	—	393	295	18	5	—	818
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(2)	—	(132)	(244)	—	(13)	—	(392)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		11	—	52	(220)	6	13	—	(139)
Exchange difference and other		47	—	59	11	—	2	19	138
Balance at the end		1,064	—	4,204	653	70	23	52	6,066

Impairment
Balance at the beginning		114	—	—	427	34	21	—	596
Additions	49	(29)	—	4	(45)	16	2	—	(53)
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Disposal of entities in the year		—	—	—	—	—	—	—	—
Transfers		(1)	—	—	(7)	—	21	—	13
Exchange difference and other		70	—	(4)	(309)	—	(26)	—	(270)
Balance at the end		154	—	—	65	50	17	—	286
Net tangible assets

Balance at the beginning		3,336	67	1,555	1,916	81	109	234	7,298
Balance at the end		5,036	93	1,629	1,153	94	201	530	8,737
(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
(2) The variation in 2022 corresponds mainly to the effect of the IAS 29 "Financial Reporting in Hyperinflationary Economies" implementation in Turkey (see Note 2.2.18).

Tangible assets. Breakdown by type of assets and changes in the year 2021 (Millions of euros)
					Right to use asset				Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties	Investment properties	Assets leased out under an operating lease
Cost
Balance at the beginning		4,380	52	5,515	3,061	123	201	345	13,677
Additions		58	31	262	230	4	—	—	585
Retirements		(5)	(1)	(281)	(59)	—	(1)	—	(347)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale		—	—	—	—	—	—	—	—
Transfers		(112)	(8)	(29)	(34)	35	1	—	(147)
Exchange difference and other		29	(7)	(79)	(44)	—	(54)	(78)	(233)
Balance at the end		4,350	67	5,388	3,154	162	147	267	13,535

Accrued depreciation
Balance at the beginning		833	—	3,859	582	27	16	54	5,371
Additions	45	79	—	358	284	15	4	—	740
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—
Retirements		(19)	—	(259)	(16)	—	(4)	—	(298)
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale		—	—	—	—	—	—	—	—
Transfers		(23)	—	(17)	(5)	5	1	—	(39)
Exchange difference and other		30	—	(108)	(34)	—	—	(21)	(134)
Balance at the end		900	—	3,833	811	47	17	33	5,641

Impairment
Balance at the beginning		149	—	—	274	26	34	—	483
Additions ⁽¹⁾	49	—	—	1	151	8	1	—	161
Retirements		—	—	—	—	—	—	—	—
Acquisition of subsidiaries in the year		—	—	—	—	—	—	—	—
Companies held for sale		—	—	—	—	—	—	—	—
Transfers		(24)	—	17	—	—	2	—	(5)
Exchange difference and other		(11)	—	(18)	2	—	(16)	—	(43)
Balance at the end		114	—	—	427	34	21	—	596
Net tangible assets

Balance at the beginning		3,398	52	1,656	2,205	70	151	291	7,823
Balance at the end		3,336	67	1,555	1,916	81	109	234	7,298
(1) In 2021, it includes allowances on right of use of the rented offices after the agreement with union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 49).
The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented.
As of December 31, 2023, 2022 and 2021, the cost of fully amortized tangible assets that remained in use were €2,796, €2,443 and €2,318 million respectively while its recoverable residual value was not significant.
The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2023, 2022 and 2021:

Tangible assets by Spanish and foreign subsidiaries. Net assets values (Millions of euros)
	2023	2022 ⁽¹⁾	2021
BBVA and Spanish subsidiaries	4,183	4,285	3,873
Foreign subsidiaries	5,071	4,452	3,425
Total	9,253	8,737	7,298
(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
Purchase of Tree Inversiones Inmobiliarias SOCIMI, S.A. (Tree) from Merlin Properties SOCIMI, S.A.
On June 15, 2022, BBVA acquired from Merlin Properties SOCIMI, S.A. the shares representing the entire share capital of Tree Inversiones Inmobiliarias SOCIMI, S.A. (hereinafter “Tree”) for an amount of €1,988 million. This company has 662 properties leased to BBVA that were part of the set of properties that BBVA sold between 2009 and 2010 under a sale and leaseback agreement. Prior to that date, these properties were registered as "Rights of use" in the consolidated balance sheet of the BBVA Group under the headings "Tangible assets - Property, plant and equipment" and "Tangible assets - Investment property", while the payment obligation was reflected under the heading "Financial liabilities at amortized cost – Other financial liabilities", in accordance with IFRS 16 Leases.
The Tree purchase transaction has been considered an asset purchase given that the Group has determined that it is not acquiring a set of activities that present elements that could constitute a business. After the closing of this transaction, the BBVA Group has once again become owner of the properties and recorded them at their acquisition price in the Group's consolidated financial statements as of June 30, 2022. The assets acquired that are not used for the Bank's activity are recorded under the heading "Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale" (see Note 21).
The impact of the transaction amounted to €-201 million (losses net of taxes) which was registered under the headings "Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations” for an amount of €-134 million and “Tax expense or income related to profit or loss from continuing operations” for an amount of €-67 million in the consolidated income statement of the BBVA Group.